Revenue Recognition - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 782,710	$ 928,572	$ 305,301
Healthcare insurers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	368,628	649,036	204,181
Government payers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	264,493	118,526	40,880
Client payers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	128,867	127,363	47,836
Patients
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 20,722	$ 33,647	$ 12,404